Employee Benefit Plan, Statement of Change in Net Asset Available for Benefit (Statement) - EBP	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Unrealized Gain (Loss) on Investment	$ 498,838,000
EBP, Change in Net Asset Available for Benefit, Increase from Interest and Dividend Income on Investment	14,360,000
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Excluding Rollover	99,543,000
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Rollover	11,972,000
EBP, Change in Net Asset Available for Benefit, Increase from Employer Contribution, Cash	71,805,000
EBP, Change in Net Asset Available for Benefit, Increase from Interest Income on Investment	2,495,000
EBP, Change in Net Asset Available for Benefit, Other Additions	10,468,000
EBP, Change in Net Asset Available for Benefit, Increase	709,481,000
EBP, Change in Net Asset Available for Benefit, Decrease from Payment to Participant	443,877,000
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense	1,318,000
EBP, Change in Net Asset Available for Benefit, Decrease	445,195,000
Increase/(decrease) in net assets available for benefits, before transfers	264,286,000
EBP, Change in Net Asset Available for Benefit, Transfer to (from) Plan	543,000
EBP, Change in Net Asset Available for Benefit, Increase (Decrease)	264,829,000
EBP, Net Asset Available for Benefit	$ 3,920,534,000